Related Party Transactions (Amounts Due from and Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2012 Management [Member] USD ($)	Dec. 31, 2012 Management [Member] CNY	Dec. 31, 2011 Management [Member] CNY	Dec. 31, 2012 Phoenix TV Group [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2011 Phoenix TV Group [Member] CNY
Amounts due from related parties:
Accounts receivable from related party				$ 9,393	58,524	63,886
Due from related party										812	5,057	0
Staff advance to related party							37	230	502
Total	10,242	63,811	64,388
Amounts due to related parties:
Advance from related party				290	1,806	0
Due to related party										0	0	3,889
Total	$ 290	1,806	3,889